Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

28.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2017:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group and has been fully acquired since April 2016
Lexin and its subsidiaries (“Lexin Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Finance	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group

(a)The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
Transactions	2015	2016	2017
	RMB	RMB	RMB
Revenues:
Services and sales of goods to Lexin Group	1,016,286	667,495	543,304
Commission service revenue from cooperation on advertising business with Tencent Group	139,602	184,241	260,572
Services to Tencent Group	111	52	31,505
Services and sales of goods to Dada Group	—	124,092	38,165
Services to Shanghai Icson Group	6	—	—
Traffic support, marketing and promotion services provided to Bitauto Group	445,526	610,722	609,055
Traffic support, marketing and promotion services provided to Tuniu Group	49,200	132,405	132,042
Traffic support, marketing and promotion services provided to Dada Group	—	41,409	62,195
Services and sales of goods to JD Finance	69,359	191,524	181,307
Traffic support, marketing and promotion services provided to JD Finance	169,122	101,114	90,506

Operating expenses:
Services and purchases from Shanghai Icson Group	168,875	20,871	—
Services and purchases from Tencent Group	195,805	244,644	674,727
Services from Dada Group	—	136,515	694,207
Payment and other services from JD Finance	986,246	1,669,840	2,936,416

Other income:
Income from non-compete agreement with Dada Group	—	53,186	80,447
Interest income from loans provided to JD Finance	111,724	533,180	871,014

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.07%, 0.02% and 0.01% of total net revenues of the Group for the years ended December 31, 2015, 2016, and 2017, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.02%, 0.03% and 0.07% of total operating expenses of the Group for the years ended December 31, 2015, 2016, and 2017, respectively.

(b)The Group had the following balances with the major related parties:

	As of December 31,
	2016	2017
	RMB	RMB
Due from Tencent Group	962,002	595,105
Due from Lexin Group	95,021	—
Due from Dada Group	88,971	—
Due from JD Finance	9,560,426	12,076,035

Total	10,706,420	12,671,140

Due to Tencent Group	(85,092)	—
Due to Lexin Group	—	(1,367)
Due to Tuniu Group	(12,311)	(5,451)
Due to Dada Group	—	(7,378)

Total	(97,403)	(14,196)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,989,020)	(1,379,965)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(478,610)	(346,568)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(393,549)	(331,354)

Total	(2,861,179)	(2,057,887)

Other liabilities in relation to non-compete obligation to Dada Group	(523,296)	(415,082)

Total	(523,296)	(415,082)

As of December 31, 2016 and 2017, the balances with major related parties primarily consisted of outstanding loans the Group provided to JD Finance, and the interest rate of the loans were based on the market rate. As of December 31, 2016 and 2017, the Group recorded amount due from related parties other than the major related parties as stated above of RMB264,055 and RMB21,621, which represented approximately 1.46% and 0.12% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2016 and 2017, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties as stated above of RMB97,004 and RMB69,329, which represented approximately 0.14% and 0.07% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities, respectively.

On October 27, 2017, to provide a temporary bridging finance to Yixin Group, the Group entered into an entrusted loan agreement with Yixin Group and an independent third-party PRC commercial bank whereby the Group lent a total of RMB1 billion to Yixin Group. The bridge loan was on normal commercial terms and Yixin Group repaid the loan and associated interest before December 31, 2017.

Based on a series of agreements signed on January 1, 2016, JD Finance will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Finance will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due consumer financing receivable related to the consumer financing business transferred from the Group to JD Finance were nil, RMB423,356 and RMB497,239 for the years ended December 31, 2015, 2016 and 2017, respectively. In connection with the consumer financing business, JD Finance charged the Group RMB233,051, RMB553,612, and RMB793,218, for the years ended December 31, 2015, 2016, and 2017 for payment processing services provided to the Group, which are included in “payment and other services from JD Finance” stated above.

In 2017, the Group also transferred certain financial assets to JD Finance with or without recourse at fair value. The accounts receivables transferred with recourse was RMB167,897, which was not derecognized, while the accounts receivables transferred without recourse was RMB1,583,968, and was derecognized.

Mr. Richard Qiangdong Liu, the Group’s Chairman of the Board and Chief Executive Officer, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Company, and the Company has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for the years ended December 31, 2016 and 2017.

The Group believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.